3. Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis Of Preparation
Basis of preparation

The financial statements for the year ended December 31, 2019 have been prepared in accordance with IFRS issued by the IASB and IFRIC interpretations, incorporated by the CNV.

These financial statements were approved for issue by the Company’s Board of Directors on March 5, 2020.

Comparative information

The balances as of December 31, 2018, disclosed in these financial statements for comparative purposes, arise as a result of the restatement of the financial statements as of those dates to reflect the effects of inflation as of December 31, 2019. This, as a consequence of the restatement of the financial information described hereunder.

Restatement of financial information

The financial statements as of December 31, 2019, including the prior year’s figures, have been restated to reflect the changes in the general purchasing power of the Company’s functional currency (the Argentine peso), in conformity with the provisions of both IAS 29 “Financial reporting in hyperinflationary economies” and General Resolution No. 777/18 of the National Securities Commission. As a result thereof, the financial statements are stated in terms of the measuring unit current at the end of the reporting period.

According to IAS 29, the restatement of financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. To define a state of hyperinflation, IAS 29 provides a series of guidelines, including but not limited to the following, which consist of (i) analyzing the behavior of population, prices, interest rates and wages faced with the development of price indexes and the loss of the currency’s purchasing power, and (ii) as a quantitative feature, which, in practice, is the mostly considered condition, verifying whether the cumulative inflation rate over three years approaches or exceeds 100%.

In 2018 the Argentine economy began to be considered hyperinflationary due to the quantitative factors described in the preceding paragraph, therefore, according to IAS 29, the Argentine economy should be regarded as highly inflationary as from July 1, 2018. The standard states that the adjustment will be resumed from the date on which it was last made, February 2003. Moreover, on July 24, 2018, the FACPCE issued a communication confirming that which has been previously mentioned. Additionally, it should be taken into account that on December 4, 2018 the Official Gazette published Law No. 27,468 pursuant to which the provisions of Executive Order No. 664/2003 of the PEN, which did not allow for the filing of inflation-adjusted financial statements, are no longer in effect. This law states that the provisions of section 62 of Business Organizations Law No. 19,550 -preparation of financial statements to reflect the effects of inflation- will continue to apply, thus reinstating the adjustment for inflation. On December 28, the CNV, reaffirming the provisions of Law No. 27,468, published Resolution No. 777/18 stating that issuing companies shall apply the restatement method of financial statements to reflect the effects of inflation in conformity with IAS 29.

In order to not only assess the aforementioned quantitative condition but also restate the financial statements, the CNV has stated that the series of indexes to be used for the application of IAS 29 is that determined by the FACPCE. That series of indexes combines the IPC published by the INDEC from January 2017 (base month: December 2016) with the IPIM published by the INDEC through that date, computing for the months of November and December 2015 -in respect of which there is no available information from the INDEC on the development of the IPIM-, the variation recorded in the IPC of the City of Buenos Aires.

Taking into consideration the above-mentioned index, in the fiscal years ended December 31, 2019, 2018 and 2017, the inflation rate amounted to 53.77%, 47.66% and 24.79%, respectively.

The effects of the application of IAS 29 are summarized below:

Restatement of the statement of financial position

(i)            Monetary items (those with a fixed nominal value in local currency) are not restated inasmuch as they are already expressed in terms of the measuring unit current at the closing date of the reporting period.

(ii)           Non-monetary items carried at historical cost or at the current value of a date prior to the end of the reporting period are restated using coefficients that reflect the variation recorded in the general level of prices from the date of acquisition or revaluation to the closing date of the reporting period. Depreciation charges of property, plant and equipment and amortization charges of intangible assets recognized in profit or loss for the period, as well as any other consumption of non-monetary assets will be determined on the basis of the new restated amounts.

(iii)          The restatement of non-monetary assets in terms of the measuring unit current at the end of the reporting period without an equivalent adjustment for tax purposes, gives rise to a taxable temporary difference and to the recognition of a deferred tax liability, whose contra-account is recognized.

Restatement of the statement of profit or loss and other comprehensive income

(i)            Income and expenses are restated from the date when they were recorded, except for those profit or loss items that reflect or include in their determination the consumption of assets carried at the purchasing power of the currency as of a date prior to the recording of the consumption, which are restated based on the date when the asset to which the item is related originated (for example, depreciation, impairment and other consumptions of assets valued at historical cost).

(ii)           The net result from the maintenance of monetary assets and liabilities is presented in a line item separately from the profit or loss for the year called RECPAM.

Restatement of the statement of changes in equity

(i)            The components of equity, except for reserved earnings and unappropriated retained earnings, have been restated from the dates on which they were contributed, or on which they otherwise arose.

(ii)           The restated unappropriated retained earnings were determined by the difference between net assets restated at the date of transition and the other components of opening equity expressed as indicated in the preceding headings.

(iii)          After the restatement at the date of transition indicated in (i) above, all components of equity are restated by applying the general price index from the beginning of the period, and each variation of those components is restated from the date of contribution or the date on which it otherwise arose.

Restatement of the statement of cash flows

IAS 29 requires all the items of this statement to be restated in terms of the measuring unit current at the closing date of the reporting period.

The monetary gain or loss generated by cash and cash equivalents is presented in the statement of cash flows separately from cash flows from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the beginning and end of the period.